STOCKHOLDERS' EQUITY (DEFICIT) - Public Common Stock Warrants (Details) - shares	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Class Of Warrant Or Right [Roll Forward]
Beginning of warrants (in shares)	41,400,000
Warrants exercised (in shares)		(41,034,197)
Public warrants redeemed (in shares)		(365,803)
Public Warrants
Class Of Warrant Or Right [Roll Forward]
Warrants exercised (in shares)	(41,034,197)
Public warrants redeemed (in shares)	(365,803)